SEGMENT INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017 [1]	Jun. 30, 2017 [1]	Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016 [1]	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
OPERATING REVENUES:
Operating revenues	$ 279		$ 311	[1]	$ 299	$ 303	$ 298	[1]	$ 293	[1]	$ 254	$ 298	$ 280	$ 1,211	[1]	$ 1,125	[1]	$ 1,045
INCOME (LOSS) BEFORE INCOME TAXES:
Income before income taxes	108						127							515		343		384
NET INCOME:
NET INCOME	82		76	[1]	$ 82	$ 81	80	[1]	56	[1]	$ 51	$ 74	$ 65	319	[1]	246	[1]	242
TOTAL ASSETS:
Assets	8,995		8,823	[2]					8,223	[2]				8,823	[2]	8,223	[2]	7,555	[2],[3]
Regulated Operating Subsidiaries
OPERATING REVENUES:
Operating revenues	287						305							1,241		1,140	[4]	1,044
INCOME (LOSS) BEFORE INCOME TAXES:
Income before income taxes	143						162							664		597	[4]	530
NET INCOME:
NET INCOME	106						99							457		371	[4]	329
TOTAL ASSETS:
Assets	8,836		8,688						8,162	[4]				8,688		8,162	[4]	7,463
ITC Holdings and other
OPERATING REVENUES:
Operating revenues														0		1		1
INCOME (LOSS) BEFORE INCOME TAXES:
Income before income taxes	(35)						(35)							(149)		(254)		(146)
NET INCOME:
NET INCOME	82						80							319		246		242
TOTAL ASSETS:
Assets	4,815		4,799						4,503					4,799		4,503		4,148
Intercompany eliminations
OPERATING REVENUES:
Operating revenues	(8)						(7)							(30)		(16)		0
NET INCOME:
NET INCOME	(106)						$ (99)							(457)		(371)		(329)
TOTAL ASSETS:
Assets	$ (4,656)	[5]	$ (4,664)	[5]					$ (4,442)					$ (4,664)	[5]	$ (4,442)		$ (4,056)

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.
[2]	Reconciliation of total assets results primarily from differences in the netting of deferred tax assets and liabilities at our Regulated Operating Subsidiaries as compared to the classification in our consolidated statements of financial position.
[3]	All amounts presented reflect the change in authoritative guidance on the presentation of debt issuance costs on the balance sheet. This change was adopted retrospectively by us in 2016.
[4]	Amounts include the results of operations and capital expenditures from ITC Interconnection for the period June 1, 2016 through December 31, 2016.
[5]	Reconciliation of total assets results primarily from differences in the netting of deferred tax assets and liabilities in our segments as compared to the classification in our condensed consolidated statements of financial position